CREDIT FACILITIES AND LONG-TERM DEBT - Mortgage Financing (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Borrowing Capacity	$ 503,000	$ 400,000
Outstanding Amount	155,000	227,000
Undrawn amounts fully committed	348,000	173
Repo Facility 2019-R1
Debt Instrument [Line Items]
Borrowing Capacity	50,000
Outstanding Amount	$ 13,297	$ 2,021
Weighted average interest rate	1.90%	3.98%
Undrawn amounts fully committed	$ 20,000
Amount of loans financed	$ 14,000